Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 19:- LEASES

The company has operating leases for office space, warehouses and car leases. The Company determine if a contract contains a lease at inception or modification of a contract. The leases generally do not provide an implicit interest rate, and therefore the Company’s incremental borrowing rate as the discount rate is used when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease within a particular currency environment. The Company used the incremental borrowing rates as of January 1, 2019, for operating leases that commenced prior to that date. Most of the leases contain rental escalation, renewal options and/ or termination options that are factored into the determination of lease payments as appropriate. Variable lease payment amounts that cannot be determined at the commencement of the lease are not included in the right-to-use assets or liabilities.

The following table presents the lease balances within the Consolidated Balance Sheet as of December 31, 2021:

	Classification on the Balance Sheet	Year ended December 31, 2021
Assets :
Operating lease assets	Operating lease right of use assets, net	944
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	538
Long term
Operating lease liabilities	Operating lease liabilities, non-current	565

Remaining Lease Term
Vehicles		0.16 - 2.67 years
Facilities rent		1.25-4.75 years

Weighted Average Discount Rate
Vehicles		3.5%
Facilities rent		3.5%

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non cancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on our Consolidated Balance Sheet as of December 31, 2021:

Future lease payments are:
2022	551
2023	304
2024	166
2025	105
2026	43
1,169

Expense under operating leases was one million for the year ended December 31, 2021. Operating lease costs are included within Operating loss in the Consolidated Statement of Operations. Short-term lease costs were not material. Supplemental cash flow information is as follows:

Year ended December 31, 2021
Operating cash out flows from operating lease	159